RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Financial Instrument Asset & Liabilities Designated as Hedging and Non-hedging (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	$ (261)	$ (654)	$ (588)
Less: current portion	164	189
Long-term portion	(97)	(465)
Energy derivative contracts
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(198)	(132)	9
Interest rate swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	247	(63)	(244)
Foreign exchange swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(61)	25	(19)
Investments in debt and equity securities
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	292	0	0
Tax equity
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(353)	(455)	(402)
IFRS 9 PPAs(3)
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(188)	(29)	$ 68
Financial Instruments Assets
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	587	116
Less: current portion	(106)	(58)
Long-term portion	481	58
Financial Instruments Assets | Energy derivative contracts
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	34	32
Financial Instruments Assets | Interest rate swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	261	40
Financial Instruments Assets | Foreign exchange swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	31
Financial Instruments Assets | Investments in debt and equity securities
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	292	0
Financial Instruments Assets | Tax equity
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Financial Instruments Assets | IFRS 9 PPAs(3)
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	13
Financial Instruments Liabilities
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(848)	(770)
Less: current portion	270	247
Long-term portion	(578)	(523)
Financial Instruments Liabilities | Energy derivative contracts
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(232)	(164)
Financial Instruments Liabilities | Interest rate swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(14)	(103)
Financial Instruments Liabilities | Foreign exchange swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(61)	(6)
Financial Instruments Liabilities | Investments in debt and equity securities
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Financial Instruments Liabilities | Tax equity
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(353)	(455)
Financial Instruments Liabilities | IFRS 9 PPAs(3)
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(188)	(42)
Designated and not Designated as Hedging Instruments
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(261)	(654)
Designated and not Designated as Hedging Instruments | Energy derivative contracts
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(198)	(132)
Designated and not Designated as Hedging Instruments | Interest rate swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	247	(63)
Designated and not Designated as Hedging Instruments | Foreign exchange swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(61)	25
Designated and not Designated as Hedging Instruments | Investments in debt and equity securities
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	292	0
Designated and not Designated as Hedging Instruments | Tax equity
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(353)	(455)
Designated and not Designated as Hedging Instruments | IFRS 9 PPAs(3)
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(188)	(29)
Designated Hedging Instrument | Financial Instruments Assets
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	234	66
Designated Hedging Instrument | Financial Instruments Assets | Energy derivative contracts
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	12	3
Designated Hedging Instrument | Financial Instruments Assets | Interest rate swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	222	22
Designated Hedging Instrument | Financial Instruments Assets | Foreign exchange swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	31
Designated Hedging Instrument | Financial Instruments Assets | Investments in debt and equity securities
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Designated Hedging Instrument | Financial Instruments Assets | Tax equity
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Designated Hedging Instrument | Financial Instruments Assets | IFRS 9 PPAs(3)
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	10
Designated Hedging Instrument | Financial Instruments Liabilities
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(197)	(203)
Designated Hedging Instrument | Financial Instruments Liabilities | Energy derivative contracts
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(37)	(61)
Designated Hedging Instrument | Financial Instruments Liabilities | Interest rate swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(14)	(103)
Designated Hedging Instrument | Financial Instruments Liabilities | Foreign exchange swaps
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(52)	(4)
Designated Hedging Instrument | Financial Instruments Liabilities | Investments in debt and equity securities
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Designated Hedging Instrument | Financial Instruments Liabilities | Tax equity
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Designated Hedging Instrument | Financial Instruments Liabilities | IFRS 9 PPAs(3)
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(94)	(35)
Not Designated as Hedging Instrument | Financial Instruments Assets | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	61	50
Not Designated as Hedging Instrument | Financial Instruments Assets | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	292	0
Not Designated as Hedging Instrument | Financial Instruments Assets | Energy derivative contracts | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	22	29
Not Designated as Hedging Instrument | Financial Instruments Assets | Energy derivative contracts | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Assets | Interest rate swaps | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	39	18
Not Designated as Hedging Instrument | Financial Instruments Assets | Interest rate swaps | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Assets | Foreign exchange swaps | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Assets | Foreign exchange swaps | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Assets | Investments in debt and equity securities | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Assets | Investments in debt and equity securities | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	292	0
Not Designated as Hedging Instrument | Financial Instruments Assets | Tax equity | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Assets | Tax equity | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Assets | IFRS 9 PPAs(3) | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	3
Not Designated as Hedging Instrument | Financial Instruments Assets | IFRS 9 PPAs(3) | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Liabilities | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(651)	(567)
Not Designated as Hedging Instrument | Financial Instruments Liabilities | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Liabilities | Energy derivative contracts | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(195)	(103)
Not Designated as Hedging Instrument | Financial Instruments Liabilities | Energy derivative contracts | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Liabilities | Interest rate swaps | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Liabilities | Interest rate swaps | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Liabilities | Foreign exchange swaps | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(9)	(2)
Not Designated as Hedging Instrument | Financial Instruments Liabilities | Foreign exchange swaps | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Liabilities | Investments in debt and equity securities | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Liabilities | Investments in debt and equity securities | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Liabilities | Tax equity | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(353)	(455)
Not Designated as Hedging Instrument | Financial Instruments Liabilities | Tax equity | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	0	0
Not Designated as Hedging Instrument | Financial Instruments Liabilities | IFRS 9 PPAs(3) | Fair value through profit & loss
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	(94)	(7)
Not Designated as Hedging Instrument | Financial Instruments Liabilities | IFRS 9 PPAs(3) | Fair value through OCI
Disclosure of financial assets and liabilities [line items]
Net Assets (Liabilities)	$ 0	$ 0